Cover	Sep. 02, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2021
Current Fiscal Year End Date	--10-31
Entity File Number	333-130286
Entity Registrant Name	HNO INTERNATIONAL, INC.
Entity Central Index Key	0001342916
Entity Tax Identification Number	20-2781289
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1309 Coffenn Avenue
Entity Address, Address Line Two	Suite 1567
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
City Area Code	310
Local Phone Number	467-1193
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	EXCOIN LTD